Regulation A Subscription (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Proceeds from sale of common stock				$ 22,512,903	$ 100,000
Offering [Member]
Number of shares of common stock		50,000,000
Proceeds from sale of common stock	$ 7,551,667